General Information / Summary of Significant Accounting Policies - Net Income Per Ordinary Share (Detail) (EUR €) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Accounting Policies [Abstract]
Net income	€ 1,015,490		€ 1,146,316		€ 1,466,960
Weighted average number of shares outstanding during the year (after deduction of treasury stock)	429,770		424,096		425,618
Basic net income per ordinary share	€ 2.36		€ 2.70		€ 3.45
Plus shares applicable to:
Options and conditional shares	3,676		2,890		3,435
Dilutive potential ordinary shares	3,676		2,890		3,435
Adjusted weighted average number of shares	433,446	[1]	426,986	[1]	429,053	[1]
Diluted net income per ordinary share	€ 2.34	[1]	€ 2.68	[1]	€ 3.42	[1]

[1]	The calculation of diluted net income per ordinary share assumes the exercise of options issued under our stock option plans and the issuance of shares under our share plans for periods in which exercises or issuances would have a dilutive effect. The calculation of diluted net income per ordinary share does not assume exercise of such options or issuance of shares when such exercises or issuance would be anti-dilutive.